Real Estate and Other Assets Acquired in Settlement of Loans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of activity in valuation allowance for other real estate owned in settlement of loans
Balance, beginning of year	$ 6,977	$ 6,158	$ 0
Provision for other real estate owned	713	1,252	6,158
Charge-offs	(1,553)	(433)	0
Balance, end of year	$ 6,137	$ 6,977	$ 6,158